UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811- 03651

 Touchstone Strategic Trust – December Funds

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: July 31

Date of reporting period: October 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Dynamic Equity Fund – October 31, 2012 (Unaudited)

		Market
	Shares	Value
Common Stocks† — 115.7%
Information Technology — 23.1%
AOL, Inc.*	36,987	$1,269,764
Apple, Inc.	4,956	2,949,316
Arrow Electronics, Inc.*	15,913	560,615
Avnet, Inc.*	18,039	516,817
CA, Inc.	62,682	1,411,599
Cisco Systems, Inc.	59,588	1,021,338
Freescale Semiconductor Ltd.*	1,873	16,745
Intel Corp.	53,126	1,148,850
International Business Machines Corp.	15,006	2,919,117
LinkedIn Corp. - Class A*	1,810	193,543
Microsoft Corp.	94,648	2,700,781
Rackspace Hosting, Inc.*	5,208	331,698
Seagate Technology PLC	38,394	1,048,924
SolarWinds, Inc.*	3,408	172,411
VeriSign, Inc.*	6,103	226,238
		16,487,756
Consumer Discretionary — 17.0%
Brinker International, Inc.	48,638	1,498,050
Comcast Corp. - Class A	23,856	894,839
Delphi Automotive PLC (United Kingdom)*	32,659	1,026,799
Expedia, Inc.	14,453	854,895
Ford Motor Co.	55,696	621,567
Garmin Ltd. (Switzerland)	21,393	812,720
Goodyear Tire & Rubber Co. (The)*	6,212	70,879
Home Depot, Inc. (The)	42,200	2,590,236
Interpublic Group of Cos., Inc. (The)	5,165	52,166
Kohl's Corp.	10,200	543,456
Liberty Interactive Corp. - Class A*	23,477	469,540
Macy's, Inc.	23,054	877,666
Marriott International, Inc.	12,568	458,481
Sirius XM Radio, Inc.*	3,099	8,677
Viacom, Inc. - Class B	15,988	819,705
Walt Disney Co. (The)	10,566	518,474
		12,118,150
Financials — 16.3%
Allstate Corp. (The)	1,799	71,924
American Express Co.	13,014	728,393
American International Group, Inc.*	63,230	2,208,624
Bank of America Corp.	221,235	2,061,910
Citigroup, Inc.	39,150	1,463,818
Host Hotels & Resorts, Inc. REIT	44,688	646,188
Morgan Stanley	19,881	345,532
Regions Financial Corp.	73,464	478,985
SLM Corp.	2,503	44,003
Wells Fargo & Co.	38,607	1,300,670
Weyerhaeuser Co. REIT	81,667	2,261,359
		11,611,406
Health Care — 13.8%
AmerisourceBergen Corp.	29,991	1,182,845
Amgen, Inc.	27,622	2,390,547
Becton Dickinson and Co.	350	26,488
Cardinal Health, Inc.	48,974	2,014,301
HCA Holdings, Inc.	38,326	1,088,842
Mylan, Inc.*	79,639	2,018,052
Onyx Pharmaceuticals, Inc.*	5,989	469,298
Patterson Cos., Inc.	6,086	203,272
Pfizer, Inc.	2,418	60,136
Zimmer Holdings, Inc.	6,401	411,008
		9,864,789
Energy — 13.2%
Cobalt International Energy, Inc.*	3,101	64,532
ConocoPhillips	27,487	1,590,123
Exxon Mobil Corp.	47,631	4,342,518
Marathon Oil Corp.	50,588	1,520,675
SandRidge Energy, Inc.*	61,482	382,418
Tesoro Corp.	13,087	493,511
Valero Energy Corp.	35,956	1,046,320
		9,440,097
Consumer Staples — 12.9%
Altria Group, Inc.	33,716	1,072,169
Campbell Soup Co.	24,015	847,009
Dean Foods Co.*	10,369	174,614
Dr Pepper Snapple Group, Inc.	3,492	149,632
Kraft Foods Group, Inc.*	7,695	349,969
Monster Beverage Corp.*	17,125	764,974
Nu Skin Enterprises, Inc. - Class A	13,745	650,551
Philip Morris International, Inc.	18,145	1,606,921
Safeway, Inc.	74,332	1,212,355
Walgreen Co.	18,070	636,606
Wal-Mart Stores, Inc.	22,822	1,712,106
		9,176,906
Industrials — 6.1%
Cooper Industries PLC (Ireland)	369	27,653
Delta Air Lines, Inc.*	74,779	720,122
General Electric Co.	5,389	113,492
Pitney Bowes, Inc.	23,420	336,311
Robert Half International, Inc.	11,488	308,912
United Parcel Service, Inc. - Class B	10,281	753,083
Waste Management, Inc.	49,137	1,608,745
WESCO International, Inc.*	8,027	520,792
		4,389,110
Telecommunication Services — 4.5%
CenturyLink, Inc.	36,302	1,393,271
Sprint Nextel Corp.*	167,712	929,124
Verizon Communications, Inc.	20,534	916,638
		3,239,033
Utilities — 4.4%
AES Corp.	195,552	2,043,518
Calpine Corp.*	49,775	876,040
NextEra Energy, Inc.	3,381	236,873
		3,156,431
Materials — 4.4%
Ball Corp.	21,172	906,797
Freeport-McMoRan Copper & Gold, Inc.	27,905	1,084,946

1

Touchstone Dynamic Equity Fund (Continued)

		Market
	Shares	Value
Common Stocks† — 115.7% (Continued)
Materials — (Continued)
Huntsman Corp.	4,469	$67,214
Royal Gold, Inc.	12,355	1,088,228
		3,147,185
Total Common Stocks		$82,630,863
Investment Fund — 4.5%
Touchstone Institutional Money Market Fund^	3,195,696	3,195,696
Total Long Positions
(Cost $78,265,055)		$85,826,559
Securities Sold Short — (19.5%)
Common Stocks — (19.5%)
Consumer Discretionary — (5.6%)
Gentex Corp.	(63,988)	(1,101,873)
Hyatt Hotels Corp. - Class A*	(18,242)	(665,833)
Liberty Media Corp. - Liberty Capital - Class A*	(3,821)	(426,691)
Netflix, Inc.*	(4,669)	(369,271)
Visteon Corp.*	(27,471)	(1,211,471)
Washington Post Co. (The) - Class B	(739)	(246,464)
		(4,021,603)
Information Technology — (4.1%)
Acme Packet, Inc.*	(32,401)	(535,912)
Informatica Corp.*	(5,890)	(159,855)
Riverbed Technology, Inc.*	(3,969)	(73,307)
Salesforce.com, Inc.*	(4,860)	(709,463)
Solera Holdings, Inc.	(30,869)	(1,444,978)
		(2,923,515)
Energy — (3.9%)
Alpha Natural Resources, Inc.*	(87,500)	(749,875)
Cheniere Energy, Inc.*	(4,276)	(68,801)
Range Resources Corp.	(5,347)	(349,480)
Southwestern Energy Co.*	(13,037)	(452,384)
Ultra Petroleum Corp. (Canada)*	(50,714)	(1,156,786)
		(2,777,326)
Financials — (1.9%)
Erie Indemnity Co. - Class A	(968)	(60,229)
IntercontinentalExchange, Inc.*	(3,915)	(512,865)
SVB Financial Group*	(4,467)	(252,788)
Unum Group	(25,867)	(524,583)
		(1,350,465)
Health Care — (1.8%)
Allscripts Healthcare Solutions, Inc.*	(48,471)	(626,245)
Incyte Corp. Ltd.*	(40,249)	(642,374)
		(1,268,619)
Industrials — (1.0%)
Joy Global, Inc.	(3,756)	(234,562)
Navistar International Corp.*	(13,349)	(250,294)
Towers Watson & Co. - Class A	(4,518)	(242,662)
		(727,518)
Materials — (0.9%)
Walter Energy, Inc.	(18,519)	(647,424)
Telecommunication Services — (0.3%)
NII Holdings, Inc.*	(31,209)	(248,736)
Total Common Stocks		$(13,965,206)
Total Securities Sold Short
(Proceeds $(14,403,029))		$(13,965,206)

	Number
	of
	Contracts
Written Options Contracts — (0.9%)
Call Options — (0.7%)
KBW Bank Index
November 2012
Strike Price $53	(215)	(5,375)
NASDAQ-100 Index
November 2012
Strike Price $2,935	(5)	(175)
Standard & Poor's 100 Index
November 2012
Strike Price $640	(410)	(475,600)
Standard & Poor's 500 Index
November 2012
Strike Price $1,530	(290)	(4,350)
Total Call Options		(485,500)
Put Options — (0.2%)
Standard & Poor's 500 Index
November 2012
Strike Price $1,450	(30)	(147,210)
Total Written Options Contracts
(Proceeds $(1,173,378))		$(632,710)
Total Investment Securities —99.8%
(Cost $62,688,648)		$71,228,643
Cash Collateral for Securities
Sold Short— 0.2%		154,216
Other Assets in Excess of Liabilities — 0.0%		6,121
Net Assets — 100.0%		$71,388,980

†	All or a portion of these securities are held as collateral for securities sold short and written options. The total value of the securities held as collateral as of October 31, 2012 was $82,630,863.

2

Touchstone Dynamic Equity Fund (Continued)

*    Non-income producing security.

^    Affiliated Fund.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$82,630,863	$—	$—	$82,630,863
Investment Fund	3,195,696	—	—	3,195,696
				$85,826,559

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Liabilities:
Securities Sold Short
Common Stocks	$(13,965,206)	$—	$—	$(13,965,206)
Other Financial Instruments*
Liabilities:
Equity Contracts	(632,710)	—	—	(632,710)
				$(14,597,916)

*	Other Financial Instruments are derivative instruments not reflected in total investments.

Transactions in written options for the period ended October 31, 2012

	Number of
	Contracts	Premium
Beginning of Period, July 31, 2012	2,260	$1,419,538
Call Options Written	5,739	4,198,061
Put Options Written	76	172,961
Call Options Closed	(1,813)	(3,105,607)
Put Options Closed	(30)	(50,977)
Call Options Expired	(3,485)	(201,089)
Put Options Expired	(41)	(98,238)
Call Options Exercised	(1,756)	(1,161,271)

Outstanding, October 31, 2012	950	$1,173,378

See accompanying Notes to Portfolios of Investments.

3

Portfolio of Investments

Touchstone Emerging Growth Fund – October 31, 2012 (Unaudited)

		Market
	Shares	Value
Common Stocks — 97.7%
Information Technology — 21.4%
ACI Worldwide, Inc.*	6,115	$239,096
Cadence Design Systems, Inc.*	22,462	284,369
CommVault Systems, Inc.*	3,277	204,714
Gartner, Inc.*	5,954	276,325
Heartland Payment Systems, Inc.	10,690	278,795
IPG Photonics Corp.†*	4,584	243,319
Manhattan Associates, Inc.*	3,001	180,060
MICROS Systems, Inc.*	5,778	262,263
NCR Corp.*	12,219	260,020
NETGEAR, Inc.*	4,043	143,567
OpenTable, Inc.†*	4,411	207,185
OSI Systems, Inc.*	2,606	206,526
Tangoe, Inc.*	9,232	119,277
TIBCO Software, Inc.*	6,237	157,235
Trimble Navigation Ltd.*	6,709	316,531
Ultimate Software Group, Inc.*	3,090	313,202
Ultratech, Inc.*	4,391	135,726
VeriFone Systems, Inc.*	4,956	146,896
WEX, Inc.*	3,112	229,603
		4,204,709
Industrials — 19.4%
Alaska Air Group, Inc.*	4,893	187,108
AMETEK, Inc.	6,341	225,423
BE Aerospace, Inc.*	10,031	452,298
Beacon Roofing Supply, Inc.*	6,094	197,081
Equifax, Inc.	3,065	153,373
Lincoln Electric Holdings, Inc.	5,100	221,187
Mistras Group, Inc.*	6,228	137,577
Old Dominion Freight Line, Inc.*	12,024	403,285
Portfolio Recovery Associates, Inc.*	2,846	297,834
Roper Industries, Inc.	1,817	198,362
Titan Machinery, Inc.*	4,664	110,304
Toro Co. (The)	5,843	246,691
TransDigm Group, Inc.	2,884	384,178
United Rentals, Inc.*	5,458	221,922
Verisk Analytics, Inc. - Class A*	2,900	147,900
WESCO International, Inc.*	3,646	236,552
		3,821,075
Consumer Discretionary — 19.0%
Brunswick Corp.	9,813	231,489
Buffalo Wild Wings, Inc.*	1,907	144,837
Dana Holding Corp.	11,821	155,564
Dick's Sporting Goods, Inc.	8,132	406,600
DSW, Inc. - Class A	2,419	151,405
Genesco, Inc.*	2,631	150,756
GNC Holdings, Inc. - Class A	3,715	143,659
Jarden Corp.	2,170	108,066
LKQ Corp.*	10,110	211,198
Penske Automotive Group, Inc.	4,727	144,646
PetSmart, Inc.	3,064	203,420
Polaris Industries, Inc.	3,356	283,582
Pool Corp.	5,448	229,470
PVH Corp.	3,562	391,784
Steven Madden Ltd.*	4,256	182,668
Tenneco, Inc.*	4,930	150,612
Tractor Supply Co.	2,801	269,568
Under Armour, Inc. - Class A†*	3,302	172,563
		3,731,887
Health Care — 13.5%
Air Methods Corp.*	2,833	310,582
Align Technology, Inc.*	10,954	291,157
athenahealth, Inc.*	2,278	146,453
Catamaran Corp.*	5,587	263,483
Cooper Cos., Inc. (The)	3,927	376,913
Cyberonics, Inc.*	5,682	262,792
Insulet Corp.*	5,030	106,686
IPC Hospitalist Co., Inc. (The)*	3,858	133,062
MWI Veterinary Supply, Inc.*	3,211	337,219
Perrigo Co.	1,943	223,464
Team Health Holdings, Inc.*	7,242	192,710
		2,644,521
Financials — 8.8%
Affiliated Managers Group, Inc.*	3,668	464,002
DFC Global Corp.*	6,717	113,181
Extra Space Storage, Inc. REIT	7,163	247,052
HFF, Inc. - Class A*	11,341	157,980
MarketAxess Holdings, Inc.	7,033	219,711
Signature Bank*	6,014	428,437
Zillow, Inc. - Class A*	2,644	98,780
		1,729,143
Materials — 7.1%
Airgas, Inc.	3,747	333,371
Cytec Industries, Inc.	3,303	227,312
Eagle Materials, Inc.	4,163	220,514
FMC Corp.	4,055	217,024
Haynes International, Inc.	3,891	197,196
Koppers Holdings, Inc.	5,849	208,809
		1,404,226
Energy — 6.2%
Core Laboratories N.V. (Netherlands)	1,079	111,849
Energy XXI Bermuda Ltd. (Bermuda)	4,294	142,131
Oasis Petroleum, Inc.*	9,824	288,531
Oceaneering International, Inc.	5,227	273,529
Oil States International, Inc.*	2,625	191,888
Rosetta Resources, Inc.*	4,661	214,592
		1,222,520
Consumer Staples — 2.3%
Fresh Market, Inc. (The)*	2,944	166,954
Snyders-Lance, Inc.	11,557	292,854
		459,808
Total Common Stocks		$19,217,889

4

Touchstone Emerging Growth Fund (Continued)

		Market
	Shares	Value
Exchange Traded Funds — 1.4%
iShares Russell 2000 Growth Index Fund	1,038	$96,046
iShares Russell Midcap Growth Index Fund	2,900	176,175
Total Exchange Traded Funds		$272,221
Investment Funds — 4.1%
Invesco Government & Agency
Portfolio, Institutional Class**	659,489	659,489
Touchstone Institutional Money Market Fund^	153,493	153,493
Total Investment Funds		$812,982
Total Investment Securities —103.2%
(Cost $16,470,837)		$20,303,092
Liabilities in Excess of Other Assets — (3.2%)		(638,437)
Net Assets — 100.0%		$19,664,655

•	All or a portion of the security is on loan. The total value of the securities on loan as of October 31, 2012 was $613,756.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$19,217,889	$—	$—	$19,217,889
Exchange Traded Funds	272,221	—	—	272,221
Investment Funds	812,982	—	—	812,982
				$20,303,092

See accompanying Notes to Portfolio of Investments.

5

Portfolio of Investments

Touchstone International Equity Fund – October 31, 2012

		Market
	Shares	Value
Common Stocks — 97.7%
Japan — 20.8%
Ahresty Corp.	500	$1,992
Airport Facilities Co. Ltd.	3,400	15,673
Alfresa Holdings Corp.	200	9,044
Alpen Co. Ltd.	1,700	31,176
AOI Electronic Co. Ltd.	300	5,825
Arnest One Corp.	1,800	26,719
Astellas Pharma, Inc.	2,100	104,303
Bando Chemical Industries Ltd.	8,000	24,352
Belluna Co. Ltd.	7,550	55,989
Bunka Shutter Co. Ltd.	2,000	8,543
Central Japan Railway Co.	4,100	352,837
Chubu Steel Plate Co. Ltd.	300	1,026
Coca-Cola Central Japan Co. Ltd.	3,900	47,926
Daihatsu Diesel Manufacturing Co. Ltd.	13,000	32,895
Daito Pharmaceutical Co. Ltd.	800	13,709
Daito Trust Construction Co. Ltd.	400	40,386
Daiwa House Industry Co. Ltd.	27,000	408,906
Faith, Inc.	1,023	107,900
Fuji Soft, Inc.	700	14,845
Fujimori Kogyo Co. Ltd.	400	9,465
Fujitsu Frontech Ltd.	1,100	5,842
Fujitsu Ltd.	54,000	207,666
Fukuda Denshi Co. Ltd.	1,300	38,822
Fukushima Industries Corp.	300	5,276
Gamecard-Joyco Holdings, Inc.	3,300	55,806
Geo Holdings Corp.	53	59,553
Happinet Corp.	3,200	26,977
Haruyama Trading Co. Ltd.	1,500	7,441
Haseko Corp.*	500	319
Hitachi Ltd.	59,000	312,627
Hokkaido Coca-Cola Bottling Co. Ltd.	2,000	9,996
Hokkan Holdings Ltd.	4,000	11,274
Ichikoh Industries Ltd.*	3,000	4,209
IMI Co. Ltd.	300	5,746
IT Holdings Corp.	11,800	146,927
Japan Digital Laboratory Co. Ltd.	800	8,338
JMS Co. Ltd.	2,000	6,238
Kamei Corp.	4,000	34,523
Kasai Kogyo Co. Ltd.	8,000	32,569
Kawasumi Laboratories, Inc.	5,800	31,605
Kenko Mayonnaise Co. Ltd.	800	7,877
Koike Sanso Kogyo Co. Ltd.	6,000	12,703
Komatsu Seiren Co. Ltd.	10,000	46,348
Komatsu Wall Industry Co. Ltd.	1,400	18,817
KRS Corp.	800	9,420
Mac House Co. Ltd.	1,800	13,303
Macnica, Inc.	900	17,711
Maeda Road Construction Co. Ltd.	2,000	25,103
Marubun Corp.	1,000	4,171
Mimasu Semiconductor Industry Co. Ltd.	1,500	11,781
Mitani Corp.	2,300	25,008
Mitsubishi UFJ Financial Group, Inc.	93,200	421,461
Mitsui High-Tec, Inc.*	2,400	17,828
Mitsui Home Co. Ltd.	2,000	9,746
Nagawa Co. Ltd.	500	9,414
Namura Shipbuilding Co. Ltd.	26,500	79,005
Nichireki Co. Ltd.	12,000	56,821
NIFTY Corp.	59	91,571
Nippo Corp.	5,000	56,620
Nippon Steel Trading Co. Ltd.	1,000	2,330
Nippon Telegraph & Telephone Corp.	9,400	428,022
NIS Group Co. Ltd.*	24,287	—
Nisshin Fudosan Co.	5,600	29,813
Nissin Sugar Holdings Co. Ltd.*	700	13,311
Nojima Corp.	828	5,217
Otsuka Holdings Co. Ltd.	4,800	147,854
Pacific Industrial Co. Ltd.	4,000	23,650
Piolax, Inc.	500	10,410
Raysum Co. Ltd.*	3	926
Relo Holdings, Inc.	200	6,649
Riken Technos Corp.	2,000	5,036
Saison Information Systems Co. Ltd.	1,100	13,338
Shidax Corp.	5,000	23,613
Shin Nippon Air Technologies Co. Ltd.	800	4,379
Shinsho Corp.	2,000	3,558
Sinko Industries Ltd.	1,000	5,211
Soken Chemical & Engineering Co. Ltd.	700	6,270
Sumikin Bussan Corp.	2,000	4,885
Sumitomo Densetsu Co. Ltd.	7,200	64,939
Suncall Corp.	4,000	17,788
T&K Toka Co. Ltd.	400	4,991
Tachibana Eletech Co. Ltd.	400	3,247
Tact Home Co. Ltd.	16	16,836
Tokai Corp./Gifu	400	9,851
Totetsu Kogyo Co. Ltd.	19,000	217,537
UKC Holdings Corp.	300	5,596
Vital KSK Holdings, Inc.	600	6,080
Warabeya Nichiyo Co. Ltd.	1,200	24,517
Watabe Wedding Corp.	3,377	27,497
Yachiyo Industry Co. Ltd.	1,400	8,558
Yellow Hat Ltd.	200	2,686
Zojirushi Corp.	12,000	41,188
		4,445,756
United Kingdom — 16.1%
AstraZeneca PLC	9,749	452,705
AstraZeneca PLC	317	14,734
Barclays PLC	63,379	232,684
Berendsen PLC	31,578	286,901
BHP Billiton PLC	3,718	119,129
BP PLC	11,216	80,237
BP PLC ADR	4,024	172,589
British American Tobacco PLC	69	3,418
British Polythene Industries PLC	2,378	14,650
Character Group PLC (The)	242	510
Dart Group PLC	40,418	57,072
Eurasian Natural Resources Corp. PLC	29,375	155,344
Hilton Food Group Ltd.	1,087	4,872
HSBC Holdings PLC	58,814	577,823
Imperial Tobacco Group PLC	5,494	207,465
Johnson Service Group PLC	13,568	7,554
Kazakhmys PLC	8,817	100,880

6

Touchstone International Equity Fund (Continued)

		Market
	Shares	Value
Common Stocks — 97.7% (Continued)
United Kingdom — (Continued)
Pace PLC	19,375	$58,156
Persimmon PLC	20,195	259,090
Rio Tinto PLC	7,990	400,293
Taylor Wimpey PLC	222,700	219,584
		3,425,690
Netherlands — 9.4%
BE Semiconductor Industries NV	1,789	12,058
European Aeronautic Defence and Space Co. NV	8,634	306,743
Heineken NV	6,810	419,844
ING Groep NV*	11,298	99,812
Koninklijke Philips Electronics NV	15,222	380,590
PostNL NV*	58	230
Royal Dutch Shell PLC - Class A	22,949	786,909
		2,006,186
France — 8.5%
AXA SA	5,917	94,064
BNP Paribas SA	4,977	250,360
Cegid Group	578	11,155
Cie Generale des Etablissements Michelin	1,502	128,995
Etam Developpement SA*	427	7,721
France Telecom SA	370	4,125
L.D.C. SA	91	8,975
Linedata Services	447	7,764
Maisons France Confort	1,060	31,682
Nexity SA	7,179	221,180
Sanofi	6,181	543,337
Tessi SA	8	747
Total SA	9,998	503,062
		1,813,167
Germany — 8.1%
BASF SE	3,428	284,052
Bavaria Industriekapital AG*	483	7,716
Bayer AG	3,194	278,159
Borussia Dortmund GmbH & Co. KGaA*	7,713	25,643
Cewe Color Holding AG	456	20,101
Deutsche Post AG	19,149	379,619
E.ON AG	15,094	342,957
Freenet AG	62	1,025
Muenchener Rueckversicherungs AG	418	67,182
OHB AG	400	7,811
Schuler AG	1,056	23,173
Volkswagen AG	1,495	291,435
		1,728,873
Sweden — 6.6%
Bilia AB	6,770	86,757
Electrolux AB - Class B	7,974	204,011
Nordea Bank AB	27,023	245,464
Saab AB - Class B	18,784	356,825
Semcon AB*	1,898	12,619
Skandinaviska Enskilda Banken AB - Class A	4,775	39,594
Svenska Handelsbanken AB - Class A	6,521	223,367
Swedbank AB - Class A	13,466	249,712
		1,418,349
Australia — 5.6%
Australia & New Zealand Banking Group Ltd.	19,385	512,123
BHP Billiton Ltd.	4,423	157,253
Commonwealth Bank of Australia	6,510	390,259
CSL Ltd.	1,491	73,518
Suncorp Group Ltd.	476	4,645
Troy Resources Ltd.	5,541	25,423
Wesfarmers Ltd.	769	27,756
		1,190,977
Switzerland — 4.6%
Advanced Digital Broadcast Holdings SA*	2,822	39,392
Bell AG	28	59,530
Emmi AG	472	117,278
OC Oerlikon Corp. AG	5,123	51,544
Roche Holding AG	3,272	629,244
Swiss Life Holding AG	648	81,548
		978,536
Norway — 3.0%
DNB ASA	19,577	244,485
Statoil ASA	15,664	387,115
		631,600
Canada — 2.9%
Agrium, Inc.	3,300	347,528
Cott Corp.*	1,200	9,167
Pulse Seismic, Inc.	3,600	9,372
Suncor Energy, Inc.	7,700	258,427
		624,494
Belgium — 2.6%
Anheuser-Busch InBev NV	6,094	509,545
Euronav NV*	40	220
Recticel SA	5,366	35,541
		545,306
Denmark — 2.2%
Novo Nordisk A/S - Class B	2,932	472,505
Singapore — 2.2%
Elec & Eltek International Co. Ltd.	5,745	12,696
GP Batteries International Ltd.	5,000	3,894
Jardine Cycle & Carriage Ltd.	9,526	384,539
Metro Holdings Ltd.	33,000	21,372
New Toyo International Holdings Ltd.	32,000	7,083
QAF Ltd.	7,000	4,562
Sim Lian Group Ltd.	50,000	33,612
		467,758

7

Touchstone International Equity Fund (Continued)

		Market
	Shares	Value
Common Stocks — 97.7% (Continued)
Austria — 1.8%
OMV AG	10,194	$372,603
Telekom Austria AG	200	1,260
Voestalpine AG	127	4,000
		377,863
Hong Kong — 1.7%
Champion Technology Holdings Ltd.	1,542,000	20,891
CLP Holdings Ltd.	500	4,264
CSI Properties Ltd.	1,690,000	68,690
Dickson Concepts International Ltd.	7,500	3,871
DMX Technologies Group Ltd.	38,000	6,698
Galaxy Entertainment Group Ltd.*	34,000	116,915
Hongkong Land Holdings Ltd.	1,000	6,350
Kantone Holdings Ltd.	60,000	519
Keck Seng Investments	8,900	4,008
Luen Thai Holdings Ltd.	69,000	9,259
Pacific Textile Holdings Ltd.	33,000	21,844
Sun Hung Kai Properties Ltd.	1,000	13,922
TAI Cheung Holdings	74,000	59,104
Victory City International Holdings Ltd.	170,000	18,206
Wing On Co. International Ltd.	6,000	17,032
Wuling Motors Holdings Ltd.*	20,000	1,290
		372,863
Spain — 0.7%
Endesa SA	7,162	152,426
Italy — 0.6%
Banca Popolare dell'Emilia Romagna Scrl	171	1,015
Enel SpA	9,040	33,980
Exor SpA	635	16,362
Fiat SpA*	14,988	73,045
Milano Assicurazioni SpA*	521	222
		124,624
New Zealand — 0.2%
Briscoe Group Ltd.	4,926	8,629
Fletcher Building Ltd.	7,429	43,012
Sky Network Television Ltd.	210	927
		52,568
Finland — 0.1%
Digia PLC	3,602	13,633
Portugal — 0.0%
Novabase SGPS SA	1,343	3,603
Bermuda — 0.0%
Global Sources Ltd.*	319	1,825
China — 0.0%
SunVic Chemical Holdings Ltd.*	1,000	295
Total Common Stocks		$20,848,897

Preferred Stock — 0.4%
Germany — 0.4%
Volkswagen AG	346	$71,575
Investment Fund — 0.9%
Touchstone Institutional Money Market Fund^	195,201	195,201
Total Investment Securities —99.0%
(Cost $19,373,496)		$21,115,673
Other Assets in Excess of Liabilities — 1.0%		222,520
Net Assets — 100.0%		$21,338,193

*	Non-income producing security.

^	Affiliated Fund.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$20,848,897	$—	$—	$20,848,897
Preferred Stock	71,575	—	—	71,575
Investment Fund	195,201	—	—	195,201
				$21,115,673

8

Touchstone International Equity Fund (Continued)

Level 3 Rollfoward Disclosure:

The following is a rollforward of the Fund's investments that were valued using unobservable inputs for the period ended October 31, 2012:

Measurements Using Unobservable Inputs (Level 3)

	Common Stock
	United
Assets	States	Total
Beginning balance	$311	$311
Unrealized Appreciation (Depreciation)	(311)	(311)
Ending balance	$—	$—

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2012 was ($311).

% of Net
Industry Allocation	Assets
Financials	21.0%
Industrials	13.9
Consumer Discretionary	13.7
Health Care	13.5
Energy	12.2
Materials	8.2
Consumer Staples	7.0
Information Technology	5.0
Utilities	2.5
Telecommunication Services	2.1
Investment Funds	0.9
Total	100.0%

See accompanying Notes to Portfolio of Investments.

9

Portfolio of Investments

Touchstone Balanced Allocation Fund – October 31, 2012 (Unaudited)

		Market
	Shares	Value
Affiliated Mutual Funds^ — 100.2%

Government/Corporate — 24.2%
Touchstone Core Bond Fund	578,319	$6,297,895
Touchstone Short Duration Fixed Income Fund, Class Y	1,521,363	14,939,786
Touchstone Total Return Bond Fund	1,570,804	16,540,562
		37,778,243
International Equity — 14.1%
Touchstone International Equity Fund	731,534	6,291,195
Touchstone International Small Cap Fund	406,259	4,732,920
Touchstone International Value Fund*	1,472,589	10,956,060
		21,980,175
Value — 11.0%
Touchstone Focused Fund	128,118	3,142,744
Touchstone Value Fund	1,923,335	14,001,878
		17,144,622
Growth — 5.8%
Touchstone Sands Capital Institutional Growth Fund*	531,213	8,966,868
International Debt — 5.0%
Touchstone International Fixed Income Fund	738,012	7,822,927
Balanced — 4.6%
Touchstone Strategic Income Fund	651,862	7,092,256
Emerging Market-Equity — 4.0%
Touchstone Emerging Markets Equity Fund	509,723	6,300,178
Growth Mid-Cap — 4.0%
Touchstone Mid Cap Fund*	187,530	3,173,004
Touchstone Mid Cap Growth Fund	139,604	3,093,617
		6,266,621
Blue Chip — 4.0%
Touchstone Dynamic Equity Fund	547,404	6,218,505
Value Large-Cap — 4.0%
Touchstone Large Cap Relative Value Fund	505,597	6,193,565
Sector Fund Real-Estate — 3.0%
Touchstone Global Real Estate Fund	388,631	4,737,409
Taxable-Money Market — 3.0%
Touchstone Institutional Money Market Fund	4,714,000	4,714,000
Various Assets — 3.0%
Touchstone Merger Arbitrage Fund	442,073	4,685,973
Corporate/Preferred-High Yield — 2.5%
Touchstone High Yield Fund	431,042	3,926,790
Value Small-Cap — 2.0%
Touchstone Small Cap Core Fund	195,655	3,177,438
Value Mid-Cap — 2.0%
Touchstone Mid Cap Value Fund	240,768	3,098,688
Global Equity — 2.0%
Touchstone Global Equity Fund	302,611	3,086,630
Growth Large-Cap — 2.0%
Touchstone Large Cap Growth Fund, Class Y	113,234	3,029,010
Total Affiliated Mutual Funds		$156,219,898
Total Investment Securities —100.2%
(Cost $152,221,319)		$156,219,898
Liabilities in Excess of Other Assets — (0.2%)		(289,841)
Net Assets — 100.0%		$155,930,057

*	Non-income producing security.

^	Affiliated Funds. All affiliated funds are invested in Institutional Class, unless otherwise indicated.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$156,219,898	$—	$—	$156,219,898

See accompanying Notes to Portfolios of Investments.

10

Portfolio of Investments

Touchstone Conservative Allocation Fund – October 31, 2012 (Unaudited)

		Market
	Shares	Value
Affiliated Mutual Funds^ — 100.5%
Government/Corporate — 45.0%
Touchstone Core Bond Fund	511,538	$5,570,649
Touchstone Short Duration Fixed Income Fund, Class Y	1,840,989	18,078,517
Touchstone Total Return Bond Fund	1,676,265	17,651,073
		41,300,239
International Debt — 8.1%
Touchstone International Fixed Income Fund	696,521	7,383,125
Value — 6.0%
Touchstone Value Fund	756,318	5,505,996
Balanced — 5.6%
Touchstone Strategic Income Fund	469,217	5,105,084
Taxable-Money Market — 5.0%
Touchstone Institutional Money Market Fund	4,627,775	4,627,775
International Equity — 5.0%
Touchstone International Small Cap Fund	79,307	923,922
Touchstone International Value Fund*	490,795	3,651,517
		4,575,439
Growth — 4.8%
Touchstone Sands Capital Institutional Growth Fund*	260,869	4,403,470
Various Assets — 4.0%
Touchstone Merger Arbitrage Fund	347,714	3,685,769
Blue Chip — 4.0%
Touchstone Dynamic Equity Fund	321,423	3,651,361
Corporate/Preferred-High Yield — 3.0%
Touchstone High Yield Fund	304,415	2,773,220
Value Large-Cap — 3.0%
Touchstone Large Cap Relative Value Fund	221,483	2,713,171
Value Small-Cap — 2.0%
Touchstone Small Cap Core Fund	114,387	1,857,645
Sector Fund Real-Estate — 2.0%
Touchstone Global Real Estate Fund	151,949	1,852,257
Growth Mid-Cap — 1.0%
Touchstone Mid Cap Fund*	54,949	929,732
Emerging Market-Equity — 1.0%
Touchstone Emerging Markets Equity Fund	74,672	922,952
Global Equity — 1.0%
Touchstone Global Equity Fund	89,007	907,872
Total Affiliated Mutual Funds		$92,195,107
Total Investment Securities —100.5%
(Cost $90,371,160)		$92,195,107
Liabilities in Excess of Other Assets — (0.5%)		(483,316)
Net Assets — 100.0%		$91,711,791

*	Non-income producing security.

^	Affiliated Funds. All affiliated funds are invested in Institutional Class, unless otherwise indicated.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$92,195,107	$—	$—	$92,195,107

See accompanying Notes to Portfolio of Investments.

11

Portfolio of Investments

Touchstone Growth Allocation Fund – October 31, 2012 (Unaudited)

		Market
	Shares	Value
Affiliated Mutual Funds^ — 100.8%
International Equity — 20.2%
Touchstone International Equity Fund	603,586	$5,190,840
Touchstone International Small Cap Fund	372,310	4,337,415
Touchstone International Value Fund*	1,042,788	7,758,342
		17,286,597
Value — 14.2%
Touchstone Focused Fund	176,636	4,332,880
Touchstone Value Fund	1,068,579	7,779,255
		12,112,135
Growth — 10.8%
Touchstone Emerging Growth Fund*	213,440	2,616,769
Touchstone Sands Capital Institutional Growth Fund*	392,719	6,629,091
		9,245,860
Emerging Market-Equity — 10.1%
Touchstone Emerging Markets Equity Fund	701,428	8,669,649
Value Small-Cap — 6.1%
Touchstone Small Cap Core Fund	215,852	3,505,444
Touchstone Small Company Value Fund	93,004	1,742,887
		5,248,331
Sector Fund Real-Estate — 6.1%
Touchstone Global Real Estate Fund	428,668	5,225,461
Growth Mid-Cap — 5.1%
Touchstone Mid Cap Fund*	154,622	2,616,201
Touchstone Mid Cap Growth Fund	77,807	1,724,203
		4,340,404
Government/Corporate—5.1%
Touchstone Short Duration Fixed Income Fund, Class Y	440,572	4,326,416
Value Large-Cap — 5.0%
Touchstone Large Cap Relative Value Fund	350,561	4,294,368
Global Equity — 5.0%
Touchstone Global Equity Fund	420,756	4,291,715
Blue Chip — 4.1%
Touchstone Dynamic Equity Fund	304,076	3,454,307
Value Mid-Cap — 4.0%
Touchstone Mid Cap Value Fund	267,098	3,437,545
Growth Large-Cap — 3.0%
Touchstone Large Cap Growth Fund, Class Y	94,585	2,530,151
Various Assets — 2.0%
Touchstone Merger Arbitrage Fund	162,945	1,727,213
Total Affiliated Mutual Funds		$86,190,152
Total Investment Securities —100.8%
(Cost $82,910,930)		$86,190,152
Liabilities in Excess of Other Assets — (0.8%)		(652,133)
Net Assets — 100.0%		$85,538,019

*	Non-income producing security.

^	Affiliated Funds. All affiliated funds are invested in Institutional Class, unless otherwise indicated.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$86,190,152	$—	$—	$86,190,152

See accompanying Notes to Portfolio of Investments.

12

Portfolio of Investments

Touchstone Moderate Growth Allocation Fund – October 31, 2012 (Unaudited)

		Market
	Shares	Value
Affiliated Mutual Funds^ — 100.7%
International Equity — 15.2%
Touchstone International Equity Fund	1,042,783	$8,967,937
Touchstone International Small Cap Fund	463,245	5,396,811
Touchstone International Value Fund*	1,680,611	12,503,742
		26,868,490
Government/Corporate — 14.7%
Touchstone Short Duration Fixed Income Fund, Class Y	776,875	7,628,915
Touchstone Total Return Bond Fund	1,750,061	18,428,145
		26,057,060
Value — 14.1%
Touchstone Focused Fund	366,046	8,979,104
Touchstone Value Fund	2,212,954	16,110,307
		25,089,411
Growth — 8.7%
Touchstone Emerging Growth Fund*	146,458	1,795,569
Touchstone Sands Capital Institutional Growth Fund*	811,976	13,706,162
		15,501,731
Emerging Market-Equity — 7.1%
Touchstone Emerging Markets Equity Fund	1,019,075	12,595,767
Growth Mid-Cap — 5.1%
Touchstone Mid Cap Fund*	320,937	5,430,252
Touchstone Mid Cap Growth Fund	160,450	3,555,572
		8,985,824
Value Large-Cap — 5.0%
Touchstone Large Cap Relative Value Fund	724,353	8,873,322
Value Small-Cap — 4.1%
Touchstone Small Cap Core Fund	335,643	5,450,838
Touchstone Small Company Value Fund	96,558	1,809,494
		7,260,332
Sector Fund Real-Estate — 4.1%
Touchstone Global Real Estate Fund	591,237	7,207,182
Blue Chip — 4.0%
Touchstone Dynamic Equity Fund	628,559	7,140,431
Global Equity — 4.0%
Touchstone Global Equity Fund	696,609	7,105,416
Balanced — 3.6%
Touchstone Strategic Income Fund	578,608	6,295,252
Value Mid-Cap — 3.0%
Touchstone Mid Cap Value Fund	414,049	5,328,809
Corporate/Preferred-High Yield — 2.0%
Touchstone High Yield Fund	393,349	3,583,409
International Debt — 2.0%
Touchstone International Fixed Income Fund	337,339	3,575,797
Various Assets — 2.0%
Touchstone Merger Arbitrage Fund	336,772	3,569,785
Growth Large-Cap — 2.0%
Touchstone Large Cap Growth Fund, Class Y	130,235	3,483,779
Total Affiliated Mutual Funds		$178,521,797
Total Investment Securities —100.7%
(Cost $171,643,782)		$178,521,797
Liabilities in Excess of Other Assets — (0.7%)		(1,216,170)
Net Assets — 100.0%		$177,305,627

*	Non-income producing security.

^	AffiliatedFunds.AllaffiliatedfundsareinvestedinInstitutional Class, unless otherwise indicated.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$178,521,797	$—	$—	$178,521,797

See accompanying Notes to Portfolio of Investments.

13

Notes to Portfolios of Investments

October 31, 2012 (Unaudited)

Security valuation and fair value measurements— All investments in securities are recorded at their estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Transfers in and out of the levels are recognized at the value at the end of the period.

The aggregate value by input level, as of October 31, 2012, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic/industry concentration.

During the period ended October 31, 2012, there were no transfers between Levels 1, 2 and 3. There were no level 3 securities for the Funds during the period.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board ofTrustees and are categorized in Level 3. Shares of open end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value.

14

Notes to Portfolios of Investments (Continued)

Certain Funds invest in securities of other investment companies, including exchange traded funds (“ETFs”), open-end funds and closed-end funds.Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

A Significant Event may relate to a single issuer or to an entire market sector. If the Advisor or Sub-Advisor of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds’ Administrator or Sub-Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Advisor, the Sub-Administrator notifies the Advisor or Sub-Advisor for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Advisor makes the determination whether a Fair Value Committee meeting should be called based on the information provided. These securities are categorized in Level 3.

Securities sold short — The Dynamic Equity Fund periodically engages in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of October 31, 2012, the Fund held securities sold short with a market value of $13,965,206 and had securities with a market value of $82,630,863 held as collateral for the securities sold short and options written.

Options — The Funds may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing call options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchasers of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. As of October 31, 2012, the Dynamic Equity Fund held written options with a market value of $632, 710 and had securities with a market value of $82,630,863 held as collateral for options written and securities sold short.

15

Notes to Portfolios of Investments (Continued)

Foreign currency translation—The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Portfolio securities loaned—— Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian in an amount at least equal to the market value of the loaned securities. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the securities loaned plus accrued interest. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle.

As of October 31, 2012, the following Funds loaned securities and received collateral as follows:

	Market Value of	Market Value of
	Securities	Collateral
Fund	Loaned	Received
Emerging Growth Fund	$613,756	$659,489

All collateral received as cash is received, held and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned.

Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

16

Notes to Portfolios of Investments (Continued)

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of October 31, 2012, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Dynamic Equity Fund	$78,265,055	$9,315,647	$(1,754,143)	$7,561,504
Emerging Growth Fund	16,470,837	4,097,308	(265,053)	3,832,255
International Equity Fund	19,373,496	2,661,578	(919,401)	1,742,177
Balanced Allocation Fund	152,221,319	5,489,502	(1,490,923)	3,998,579
Conservative Allocation Fund	90,371,160	2,266,904	(442,957)	1,823,947
Growth Allocation Fund	82,910,930	4,381,412	(1,102,190)	3,279,222
Moderate Growth Allocation Fund	171,643,782	8,192,443	(1,314,428)	6,878,015

17

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	12/14/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	12/14/12

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	12/14/12

* Print the name and title of each signing officer under his or her signature.